Note 3 - Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Assets and Liabilities at Fair Value as of September 30, 2014
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3	Total
Assets
Money market fund	$190	$-	$-	$190
Total assets	$190	$-	$-	$190
Liabilities
Preferred stock warrant liabilities	$-	$-	$-	$-
Total liabilities	$-	$-	$-	$-
	Assets and Liabilities at Fair Value as of December 31, 2013
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3	Total
Assets
Money market fund	$324	$-	$-	$324
Total assets	$324	$-	$-	$324
Liabilities
Preferred stock warrant liabilities	$-	$-	$623,672	$623,672
Total liabilities	$-	$-	$623,672	$623,672

	Assets and Liabilities at Fair Value as of December 31, 2012
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3	Total
Assets
Money market fund	$503	$-	$-	$503
Total assets	$503	$-	$-	$503
Liabilities
Preferred stock warrant liabilities	$-	$-	$685,213	$685,213
Total liabilities	$-	$-	$685,213	$685,213
	Assets and Liabilities at Fair Value as of December 31, 2013
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	Level 1	Level 2	Level 3	Total
Assets
Money market fund	$324	$-	$-	$324
Total assets	$324	$-	$-	$324
Liabilities
Preferred stock warrant liabilities	$-	$-	$623,672	$623,672
Total liabilities	$-	$-	$623,672	$623,672

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value as of December 31, 2013	$623,672
Change in fair value recorded in other income (expense), net	(21,484)
Fair value as of March 31, 2014	602,188
Change in fair value recorded in other income (expense), net	(22,001)
Fair value as of June 30, 2014	580,187
Change in fair value recorded in other income (expense), net, as of September 23, 2014, date of the Merger Agreement	(7,277)
Extinguishment of warrant liabilities pursuant to the Merger Agreement (reclassified to equity)	(572,910)
Fair value as of September 30, 2014	$-

Fair value as of December 31, 2011	$646,844
Fair value of warrants issued	194,532
Change in fair value recorded in other income (expense), net	(156,163)
Fair value as of December 31, 2012	685,213
Fair value of warrants issued	-
Change in fair value recorded in other income (expense), net	(61,541)
Fair value as of December 31, 2013	$623,672

Fair Value Inputs, Liabilities, Quantitative Information [Table Text Block]
	Fair Value as of	Valuation	Unobservable	Range
	December 31, 2013	Techniques	Input	(Weighted-Average)

Preferred stock warrant liabilities	$623,672	Black-Scholes	Preferred series
		option pricing	prices	$0.04	-	$0.44	(-	$0.06	-)
		model
			Volatility	70.62%	-	84.23%	(-	76%	-)

	Fair Value as of			Range
	December 31, 2012	Valuation	Unobservable	(Weighted-Average)

Preferred stock	$685,213	Black-Scholes	Preferred series
warrant liabilities		option pricing model	prices	$0.04	-	0.44	(-	$0.06	-)

			Volatility	74.2%	-	91.6%	(-	83%	-)
	Fair Value as of			Range
	December 31, 2013	Valuation	Unobservable	(Weighted-Average)

Preferred stock	$623,672	Black-Scholes	Preferred series
warrant liabilities		option pricing model	prices	$0.04	-	0.44	(-	$0.06	-)

			Volatility	70.6%	-	84.2%	(-	76%	-)